Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, shares issued	127,933,638	97,734,883	75,546,982
Common stock, shares, outstanding	127,933,638	97,734,883	75,546,982
Preferred stock, shares authorized		250,000,000
Preferred Class A [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	130,000,000	130,000,000	130,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, dividend percentage	1.00%	1.00%	1.00%
Preferred Class B [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	519,736	300,000	0
Preferred stock, shares outstanding	519,736	300,000	0
Preferred stock, dividend percentage	1.00%	1.00%	1.00%
Preferred Class C [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000	0
Preferred stock, shares outstanding	1,000,000	1,000,000	0
Preferred stock, dividend percentage	1.00%	1.00%	1.00%